UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-08085

Exact name of registrant as specified in charter:	Prudential Investment Portfolios, Inc. 10

Address of principal executive offices:	655 Broad Street, 17th Floor,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
655 Broad Street, 17th Floor,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	10/31/2018

Date of reporting period:	7/31/2018

Item 1.	Schedule of Investments

PGIM Jennison Equity Income Fund
Schedule of Investments
as of July 31, 2018 (unaudited)
Description	Shares	Value

Long-Term Investments 98.7%
Common Stocks 95.4%
Aerospace & Defense 3.4%
Boeing Co. (The)	98,624	$ 35,139,731
Safran SA (France)	200,234	24,843,668
		59,983,399
Air Freight & Logistics 1.1%
FedEx Corp.	76,288	18,756,931
Banks 13.5%
Bank of America Corp.	1,539,530	47,540,686
BB&T Corp.	976,003	49,590,712
JPMorgan Chase & Co.	508,663	58,470,812
PNC Financial Services Group, Inc. (The)	293,168	42,459,522
SunTrust Banks, Inc.	566,913	40,857,420
		238,919,152
Beverages 3.2%
Coca-Cola Co. (The)	459,697	21,435,671
Diageo PLC (United Kingdom), ADR	155,041	22,832,888
Keurig Dr Pepper, Inc.	492,486	11,824,589
		56,093,148
Capital Markets 3.3%
CME Group, Inc.	106,968	17,020,748
Moelis & Co. (Class A Stock)	648,985	41,275,446
		58,296,194
Chemicals 2.4%
Air Products & Chemicals, Inc.	87,830	14,419,051
Akzo Nobel NV (Netherlands)	166,865	15,400,530
DowDuPont, Inc.	186,876	12,851,462
		42,671,043
Communications Equipment 2.5%
Cisco Systems, Inc.	1,053,070	44,534,330
Diversified Financial Services 0.0%
Gateway Energy & Resource Holdings LLC Private Placement, (original cost $2,000,000; purchased 12/14/07), 144A*^(f)	100,000	653,323

PGIM Jennison Equity Income Fund
Schedule of Investments
as of July 31, 2018 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Diversified Telecommunication Services 0.6%
AT&T, Inc.	326,890	$ 10,450,680
Electric Utilities 1.4%
Exelon Corp.	592,046	25,161,955
Electrical Equipment 1.9%
Emerson Electric Co.	469,291	33,920,354
Equity Real Estate Investment Trusts (REITs) 0.7%
American Tower Corp., REIT	89,598	13,282,008
Food & Staples Retailing 0.7%
Walmart, Inc.	140,136	12,504,335
Food Products 2.7%
Conagra Brands, Inc.	716,625	26,307,304
Mondelez International, Inc. (Class A Stock)	495,820	21,508,671
		47,815,975
Health Care Equipment & Supplies 3.0%
Abbott Laboratories	362,699	23,771,292
Koninklijke Philips NV (Netherlands), ADR	297,754	13,047,580
Zimmer Biomet Holdings, Inc.	130,661	16,400,569
		53,219,441
Health Care Providers & Services 1.0%
UnitedHealth Group, Inc.	68,693	17,394,441
Hotels, Restaurants & Leisure 1.3%
International Game Technology PLC	442,338	11,182,305
McDonald’s Corp.	79,146	12,468,661
		23,650,966
Independent Power & Renewable Electricity Producers 1.2%
NRG Energy, Inc.	645,054	20,428,860
Industrial Conglomerates 0.6%
Honeywell International, Inc.	66,658	10,641,950
IT Services 4.3%
DXC Technology Co.	249,237	21,120,343

PGIM Jennison Equity Income Fund
Schedule of Investments
as of July 31, 2018 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
IT Services (cont’d.)
Fidelity National Information Services, Inc.	275,475	$ 28,409,737
Mastercard, Inc. (Class A Stock)	102,539	20,302,722
Perspecta, Inc.	251,965	5,467,641
		75,300,443
Life Sciences Tools & Services 2.0%
Thermo Fisher Scientific, Inc.	152,425	35,748,235
Media 1.2%
Twenty-First Century Fox, Inc. (Class A Stock)	460,117	20,705,265
Metals & Mining 2.1%
BHP Billiton Ltd. (Australia), ADR(a)	726,035	37,942,589
Mortgage Real Estate Investment Trusts (REITs) 1.3%
MFA Financial, Inc.	1,881,052	15,142,468
Starwood Property Trust, Inc.	346,851	7,922,077
		23,064,545
Multiline Retail 0.8%
Target Corp.	179,003	14,441,962
Multi-Utilities 0.5%
Public Service Enterprise Group, Inc.	173,318	8,936,276
Oil, Gas & Consumable Fuels 11.7%
Anadarko Petroleum Corp.	402,478	29,441,266
BP PLC (United Kingdom), ADR	1,315,254	59,304,803
Cheniere Energy Partners LP Holdings LLC	1,427,389	43,849,390
Royal Dutch Shell PLC (Netherlands) (Class A Stock), ADR	823,442	56,298,729
Targa Resources Corp.	343,598	17,547,550
		206,441,738
Pharmaceuticals 10.0%
Allergan PLC	160,147	29,481,461
AstraZeneca PLC (United Kingdom), ADR	995,959	38,971,876
Bristol-Myers Squibb Co.	796,339	46,784,916
Eli Lilly & Co.	238,228	23,539,309
Merck & Co., Inc.	196,491	12,942,862
Pfizer, Inc.	645,224	25,763,794
		177,484,218

PGIM Jennison Equity Income Fund
Schedule of Investments
as of July 31, 2018 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Road & Rail 1.2%
CSX Corp.	305,210	$ 21,572,243
Semiconductors & Semiconductor Equipment 3.2%
Intel Corp.	762,037	36,653,980
Texas Instruments, Inc.	177,165	19,722,008
		56,375,988
Software 3.1%
Microsoft Corp.	525,289	55,722,657
Specialty Retail 4.7%
Home Depot, Inc. (The)	187,868	37,107,687
Lowe’s Cos., Inc.	143,144	14,219,925
Ross Stores, Inc.	370,930	32,430,410
		83,758,022
Technology Hardware, Storage & Peripherals 2.0%
Apple, Inc.	184,147	35,041,333
Textiles, Apparel & Luxury Goods 2.8%
NIKE, Inc. (Class B Stock)	342,464	26,338,906
Tapestry, Inc.	477,728	22,510,544
		48,849,450
Total Common Stocks (cost $1,349,175,682)		1,689,763,449
Preferred Stocks 2.8%
Internet Software & Services 1.8%
Mandatory Exchangeable Trust (China) CVT, 5.750%, 144A	153,913	32,336,829
Multi-Utilities 1.0%
Sempra Energy, Series A, CVT, 6.000%	146,278	14,965,702
Sempra Energy, Series B, CVT, 6.750%*	14,206	1,457,251
		16,422,953
Total Preferred Stocks (cost $36,696,267)		48,759,782

PGIM Jennison Equity Income Fund
Schedule of Investments
as of July 31, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Convertible Bond 0.5%
Insurance
AXA SA (France), Sr. Unsec’d. Notes, 144A (cost $8,325,000)	7.250%	05/15/21	8,325	$ 9,103,063

Total Long-Term Investments (cost $1,394,196,949)				1,747,626,294

	Shares

Short-Term Investments 3.8%
Affiliated Mutual Funds
PGIM Core Ultra Short Bond Fund(w)	30,320,774	30,320,774
PGIM Institutional Money Market Fund (cost $38,099,992; includes $38,051,682 of cash collateral for securities on loan)(b)(w)	38,096,652	38,100,462

Total Short-Term Investments (cost $68,420,766)		68,421,236

TOTAL INVESTMENTS 102.5% (cost $1,462,617,715)		1,816,047,530
Liabilities in excess of other assets (2.5)%		(45,078,895)

Net Assets 100.0%		$ 1,770,968,635

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.
#	Principal amount is shown in U.S. dollars unless otherwise stated.
^	Indicates a Level 3 security. The aggregate value of Level 3 securities is $653,323 and 0.0% of net assets.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $37,940,760; cash collateral of $38,051,682 (including in liabilities) was received with which the Fund purchased highly liquid short-term investments.
(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(f)	Indicates a restricted security; the aggregate cost of the restricted security is $2,000,000. The aggregate value, $653,323, is approximately 0.0% of net assets.
(w)	PGIM Investments LLC, the manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.
Fair Value Measurements:
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.
Level 1—unadjusted quoted prices generally in active markets for identical securities.

PGIM Jennison Equity Income Fund
Schedule of Investments
as of July 31, 2018 (unaudited) (continued)
Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.
The following is a summary of the inputs used as of July 31, 2018 in valuing such portfolio securities:
	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aerospace & Defense	$ 35,139,731	$24,843,668	$ —
Air Freight & Logistics	18,756,931	—	—
Banks	238,919,152	—	—
Beverages	56,093,148	—	—
Capital Markets	58,296,194	—	—
Chemicals	27,270,513	15,400,530	—
Communications Equipment	44,534,330	—	—
Diversified Financial Services	—	—	653,323
Diversified Telecommunication Services	10,450,680	—	—
Electric Utilities	25,161,955	—	—
Electrical Equipment	33,920,354	—	—
Equity Real Estate Investment Trusts (REITs)	13,282,008	—	—
Food & Staples Retailing	12,504,335	—	—
Food Products	47,815,975	—	—
Health Care Equipment & Supplies	53,219,441	—	—
Health Care Providers & Services	17,394,441	—	—
Hotels, Restaurants & Leisure	23,650,966	—	—
Independent Power & Renewable Electricity Producers	20,428,860	—	—
Industrial Conglomerates	10,641,950	—	—
IT Services	75,300,443	—	—
Life Sciences Tools & Services	35,748,235	—	—
Media	20,705,265	—	—
Metals & Mining	37,942,589	—	—
Mortgage Real Estate Investment Trusts (REITs)	23,064,545	—	—
Multiline Retail	14,441,962	—	—
Multi-Utilities	8,936,276	—	—
Oil, Gas & Consumable Fuels	206,441,738	—	—
Pharmaceuticals	177,484,218	—	—
Road & Rail	21,572,243	—	—
Semiconductors & Semiconductor Equipment	56,375,988	—	—
Software	55,722,657	—	—
Specialty Retail	83,758,022	—	—
Technology Hardware, Storage & Peripherals	35,041,333	—	—
Textiles, Apparel & Luxury Goods	48,849,450	—	—
Preferred Stocks
Internet Software & Services	32,336,829	—	—
Multi-Utilities	16,422,953	—	—

Convertible Bond	—	9,103,063	—
Affiliated Mutual Funds	68,421,236	—	—
Total	$1,766,046,946	$49,347,261	$653,323

PGIM Jennison Equity Income Fund
Schedule of Investments
as of July 31, 2018 (unaudited) (continued)
During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.
The following is a reconciliation of assets in which unobservable inputs (Level 3) were used in determining fair value:
	Common Stocks	Convertible Stocks
Balance as of 10/31/17	$707,901	$ 31,629,373
Realized gain (loss)	—	5,315,787
Change in unrealized appreciation (depreciation)	(54,578)	(5,050,435)
Purchases/Exchanges/Issuances	—	—
Sales/Paydowns	—	(31,894,725)
Accrued discount/premium	—	—
Transfers into of Level 3	—	—
Transfers out of Level 3	—	—
Balance as of 07/31/18	$653,323	$ —
Change in Unrealized appreciation (depreciation) relating to securities still held at reporting end	$(54,578)	$ —
Level 3 securities as presented in the table above are being fair valued using pricing methodologies approved by Board, which contain unobservable inputs as follows:
Level 3 Securities	Fair Value as of July 31, 2018	Valuation Methodology	Unobservable Inputs
Common Stocks	$653,323	Mark-to-Market (Index)	Discretionary Adjustment Rate

PGIM QMA Mid-Cap Value Fund
Schedule of Investments
as of July 31, 2018 (unaudited)
Description	Shares	Value

Long-Term Investments 99.6%
Common Stocks 99.4%
Airlines 2.7%
Alaska Air Group, Inc.	30,300	$ 1,903,749
Copa Holdings SA (Panama) (Class A Stock)	21,900	2,131,746
JetBlue Airways Corp.*	432,300	7,781,400
Spirit Airlines, Inc.*	22,600	981,744
United Continental Holdings, Inc.*	152,800	12,285,120
		25,083,759
Auto Components 2.7%
Adient PLC	41,700	1,986,171
BorgWarner, Inc.	191,800	8,826,636
Goodyear Tire & Rubber Co. (The)	276,000	6,681,960
Lear Corp.	42,200	7,601,486
		25,096,253
Automobiles 0.2%
Harley-Davidson, Inc.	38,200	1,638,398
Banks 9.2%
Associated Banc-Corp.	23,000	621,000
BankUnited, Inc.	29,400	1,142,484
CIT Group, Inc.	5,600	296,408
Citizens Financial Group, Inc.	289,400	11,512,332
Comerica, Inc.	11,800	1,143,892
East West Bancorp, Inc.	60,400	3,910,296
Fifth Third Bancorp	393,800	11,652,542
First Hawaiian, Inc.	65,000	1,836,900
Huntington Bancshares, Inc.	353,300	5,454,952
KeyCorp	510,200	10,647,874
PacWest Bancorp	131,200	6,588,864
Popular, Inc. (Puerto Rico)	33,000	1,637,790
Regions Financial Corp.	664,600	12,368,206
SunTrust Banks, Inc.	206,900	14,911,283
Synovus Financial Corp.	24,000	1,186,080
Zions Bancorporation	5,100	263,670
		85,174,573
Beverages 1.1%
Molson Coors Brewing Co. (Class B Stock)	148,600	9,956,200

PGIM QMA Mid-Cap Value Fund
Schedule of Investments
as of July 31, 2018 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Biotechnology 0.5%
United Therapeutics Corp.*	37,000	$ 4,547,670
Building Products 0.0%
Owens Corning	6,000	373,320
Capital Markets 1.7%
Affiliated Managers Group, Inc.	30,900	4,944,309
Ameriprise Financial, Inc.	43,700	6,365,779
Invesco Ltd.	141,500	3,819,085
Legg Mason, Inc.	11,500	392,495
		15,521,668
Chemicals 3.2%
Cabot Corp.	10,200	674,220
Celanese Corp. (Class A Stock)	7,700	909,447
Chemours Co. (The)	108,000	4,947,480
Eastman Chemical Co.	104,500	10,828,290
Huntsman Corp.	263,000	8,818,390
Westlake Chemical Corp.	34,100	3,656,202
		29,834,029
Commercial Services & Supplies 0.0%
Stericycle, Inc.*	4,900	342,314
Construction & Engineering 0.9%
AECOM*(a)	238,766	8,012,987
Consumer Finance 4.5%
Ally Financial, Inc.	283,800	7,594,488
Discover Financial Services	153,100	10,932,871
Navient Corp.	266,900	3,525,749
OneMain Holdings, Inc.*	58,400	1,941,800
Santander Consumer USA Holdings, Inc.	372,300	7,163,052
Synchrony Financial	352,100	10,189,774
		41,347,734
Containers & Packaging 2.3%
International Paper Co.(a)	182,900	9,827,217
Owens-Illinois, Inc.*	173,201	3,235,395
WestRock Co.	143,300	8,308,534
		21,371,146

PGIM QMA Mid-Cap Value Fund
Schedule of Investments
as of July 31, 2018 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Diversified Financial Services 0.1%
Voya Financial, Inc.	13,000	$ 656,760
Diversified Telecommunication Services 1.2%
CenturyLink, Inc.(a)	611,600	11,479,732
Electric Utilities 4.6%
Edison International	177,300	11,813,499
Entergy Corp.	101,400	8,241,792
FirstEnergy Corp.	175,800	6,228,594
OGE Energy Corp.	26,900	974,856
PG&E Corp.	160,400	6,910,032
PPL Corp.	274,700	7,903,119
		42,071,892
Electrical Equipment 1.0%
Acuity Brands, Inc.	7,900	1,098,337
Regal Beloit Corp.	97,900	8,414,505
		9,512,842
Electronic Equipment, Instruments & Components 0.3%
Jabil, Inc.	86,400	2,433,888
Energy Equipment & Services 0.1%
RPC, Inc.	60,400	893,920
Equity Real Estate Investment Trusts (REITs) 8.5%
Apple Hospitality REIT, Inc.	388,300	6,985,517
Brixmor Property Group, Inc.	524,435	9,277,255
CoreCivic, Inc.	143,300	3,674,212
DDR Corp.	457,150	6,262,955
Hospitality Properties Trust	286,600	8,102,182
Kimco Realty Corp.	484,500	8,086,305
Medical Properties Trust, Inc.	386,969	5,576,223
Omega Healthcare Investors, Inc.	170,300	5,056,207
Outfront Media, Inc.	88,979	1,890,804
Park Hotels & Resorts, Inc., REIT	91,900	2,874,632
Senior Housing Properties Trust	258,200	4,606,288
Spirit Realty Capital, Inc.	1,021,900	8,553,303
VEREIT, Inc.	979,500	7,473,585
		78,419,468

PGIM QMA Mid-Cap Value Fund
Schedule of Investments
as of July 31, 2018 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Food & Staples Retailing 0.7%
Kroger Co. (The)	232,200	$ 6,733,800
Food Products 2.0%
J.M. Smucker Co. (The)	78,500	8,722,920
Pilgrim’s Pride Corp.*	48,100	857,142
TreeHouse Foods, Inc.*	32,400	1,538,676
Tyson Foods, Inc. (Class A Stock)	127,400	7,344,610
		18,463,348
Gas Utilities 0.5%
National Fuel Gas Co.	84,852	4,556,552
Health Care Providers & Services 3.0%
Acadia Healthcare Co., Inc.*	50,600	1,997,688
Cardinal Health, Inc.	151,800	7,582,410
DaVita, Inc.*	76,500	5,376,420
LifePoint Health, Inc.*	63,700	4,127,760
MEDNAX, Inc.*	3,400	145,486
Universal Health Services, Inc. (Class B Stock)	71,000	8,669,100
		27,898,864
Hotels, Restaurants & Leisure 2.7%
Extended Stay America, Inc., UTS	222,096	4,728,424
Norwegian Cruise Line Holdings Ltd.*	170,400	8,525,112
Royal Caribbean Cruises Ltd.	100,700	11,354,932
		24,608,468
Household Durables 3.1%
Lennar Corp. (Class A Stock)	71,000	3,711,170
Newell Brands, Inc.	281,700	7,377,723
PulteGroup, Inc.	244,700	6,971,503
Toll Brothers, Inc.	189,533	6,682,934
Whirlpool Corp.	31,300	4,103,430
		28,846,760
Independent Power & Renewable Electricity Producers 1.5%
AES Corp.	714,000	9,539,040
NRG Energy, Inc.	145,100	4,595,317
		14,134,357

PGIM QMA Mid-Cap Value Fund
Schedule of Investments
as of July 31, 2018 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Insurance 8.1%
American Financial Group, Inc.	82,500	$ 9,296,925
CNA Financial Corp.	146,675	6,861,456
First American Financial Corp.	82,100	4,597,600
FNF Group	131,700	5,333,850
Hartford Financial Services Group, Inc. (The)	110,200	5,807,540
Lincoln National Corp.	149,700	10,194,570
Loews Corp.	186,736	9,482,454
Principal Financial Group, Inc.	149,900	8,706,192
Reinsurance Group of America, Inc.	54,000	7,641,000
Unum Group	174,400	6,928,912
		74,850,499
Internet & Direct Marketing Retail 0.7%
Liberty Expedia Holdings, Inc. (Class A Stock)*	56,600	2,726,422
Qurate Retail, Inc.*	162,800	3,466,012
		6,192,434
IT Services 0.0%
Western Union Co. (The)	17,600	354,816
Machinery 2.8%
Allison Transmission Holdings, Inc.	40,200	1,889,400
Cummins, Inc.	70,500	10,068,105
PACCAR, Inc.	161,100	10,587,492
Pentair PLC (United Kingdom)	71,700	3,201,405
		25,746,402
Media 3.2%
Discovery, Inc. (Class A Stock)*(a)	155,400	4,130,532
Discovery, Inc. (Class C Stock)*	176,500	4,333,075
DISH Network Corp. (Class A Stock)*	87,100	2,748,876
Liberty Media Corp.-Liberty SiriusXM (Class A Stock)*	65,800	3,101,812
Liberty Media Corp.-Liberty SiriusXM (Class C Stock)*	100,700	4,756,061
TEGNA, Inc.	253,300	2,793,899
Viacom, Inc. (Class A Stock)	10,184	350,330
Viacom, Inc. (Class B Stock)	245,000	7,117,250
		29,331,835
Metals & Mining 3.5%
Alcoa Corp.*	157,000	6,793,390
Freeport-McMoRan, Inc.	703,700	11,611,050

PGIM QMA Mid-Cap Value Fund
Schedule of Investments
as of July 31, 2018 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Metals & Mining (cont’d.)
Nucor Corp.	10,400	$ 696,072
Reliance Steel & Aluminum Co.	21,100	1,903,220
Steel Dynamics, Inc.	81,800	3,851,962
United States Steel Corp.	199,800	7,278,714
		32,134,408
Mortgage Real Estate Investment Trusts (REITs) 4.1%
AGNC Investment Corp.	408,500	7,953,495
Annaly Capital Management, Inc.	942,700	10,105,744
Chimera Investment Corp.	234,000	4,469,400
MFA Financial, Inc.	613,600	4,939,480
New Residential Investment Corp.	167,300	2,992,997
Starwood Property Trust, Inc.	152,400	3,480,816
Two Harbors Investment Corp.	279,900	4,338,450
		38,280,382
Multiline Retail 1.4%
Kohl’s Corp.	89,700	6,626,139
Macy’s, Inc.(a)	165,300	6,567,369
		13,193,508
Multi-Utilities 1.2%
CenterPoint Energy, Inc.	51,000	1,452,480
Public Service Enterprise Group, Inc.	195,100	10,059,356
		11,511,836
Oil, Gas & Consumable Fuels 4.1%
Chesapeake Energy Corp.*(a)	167,900	792,488
Cimarex Energy Co.	63,300	6,241,380
Concho Resources, Inc.*	3,300	481,305
Devon Energy Corp.	3,700	166,537
EQT Corp.	31,700	1,574,856
Gulfport Energy Corp.*	315,400	3,630,254
HollyFrontier Corp.	5,900	440,022
Laredo Petroleum, Inc.*	478,200	4,456,824
Marathon Petroleum Corp.	55,500	4,486,065
Newfield Exploration Co.*	186,900	5,367,768
Range Resources Corp.(a)	350,900	5,414,387

PGIM QMA Mid-Cap Value Fund
Schedule of Investments
as of July 31, 2018 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Oil, Gas & Consumable Fuels (cont’d.)
Southwestern Energy Co.*	838,100	$ 4,307,834
Williams Cos., Inc. (The)	11,900	354,025
		37,713,745
Paper & Forest Products 0.8%
Domtar Corp.	147,200	7,097,984
Personal Products 0.1%
Edgewell Personal Care Co.*	16,700	899,462
Pharmaceuticals 1.2%
Mallinckrodt PLC*	44,400	1,041,180
Mylan NV*	274,289	10,233,723
		11,274,903
Real Estate Management & Development 1.2%
CBRE Group, Inc. (Class A Stock)*	146,100	7,275,780
Jones Lang LaSalle, Inc.	13,100	2,240,231
Realogy Holdings Corp.(a)	58,400	1,277,208
		10,793,219
Road & Rail 1.0%
AMERCO	3,400	1,282,072
Ryder System, Inc.	98,241	7,692,270
		8,974,342
Semiconductors & Semiconductor Equipment 1.1%
First Solar, Inc.*	28,200	1,476,270
KLA-Tencor Corp.	10,200	1,197,684
Lam Research Corp.	21,000	4,003,440
Skyworks Solutions, Inc.	33,900	3,206,262
		9,883,656
Specialty Retail 3.6%
AutoNation, Inc.*	77,500	3,761,075
AutoZone, Inc.*	2,900	2,046,037
Bed Bath & Beyond, Inc.(a)	70,400	1,318,592
Best Buy Co., Inc.	82,400	6,182,472
Dick’s Sporting Goods, Inc.	117,300	4,004,622
Foot Locker, Inc.	101,400	4,949,334

PGIM QMA Mid-Cap Value Fund
Schedule of Investments
as of July 31, 2018 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Specialty Retail (cont’d.)
Gap, Inc. (The)	170,400	$ 5,140,968
Penske Automotive Group, Inc.	86,500	4,515,300
Signet Jewelers Ltd.	23,400	1,351,116
		33,269,516
Technology Hardware, Storage & Peripherals 1.1%
Western Digital Corp.	148,800	10,438,320
Textiles, Apparel & Luxury Goods 0.7%
Michael Kors Holdings Ltd.*	94,600	6,312,658
Trading Companies & Distributors 1.2%
Air Lease Corp.	135,200	5,943,392
United Rentals, Inc.*	31,701	4,717,108
		10,660,500
Transportation Infrastructure 0.0%
Macquarie Infrastructure Corp.	9,700	440,477
Total Common Stocks (cost $840,836,366)		918,365,604
Exchange Traded Fund 0.2%
iShares Russell Mid-Cap Value ETF (cost $1,866,280)	21,700	1,960,812

Total Long-Term Investments (cost $842,702,646)		920,326,416

Short-Term Investments 5.0%
Affiliated Mutual Funds
PGIM Core Ultra Short Bond Fund(w)	5,846,990	5,846,990

PGIM QMA Mid-Cap Value Fund
Schedule of Investments
as of July 31, 2018 (unaudited) (continued)
Description	Shares	Value

Affiliated Mutual Funds (Continued)
PGIM Institutional Money Market Fund (cost $40,797,338; includes $40,721,474 of cash collateral for securities on loan)(b)(w)	40,795,090	$ 40,799,170

Total Short-Term Investments (cost $46,644,328)		46,646,160

TOTAL INVESTMENTS 104.6% (cost $889,346,974)		966,972,576
Liabilities in excess of other assets (4.6)%		(42,833,216)

Net Assets 100.0%		$924,139,360

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $40,397,613; cash collateral of $40,721,474 (including in liabilities) was received with which the Fund purchased highly liquid short-term investments.
(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(w)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.
Fair Value Measurements:
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.
Level 1—unadjusted quoted prices generally in active markets for identical securities.
Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.
The following is a summary of the inputs used as of July 31, 2018 in valuing such portfolio securities:
	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Airlines	$ 25,083,759	$—	$—
Auto Components	25,096,253	—	—
Automobiles	1,638,398	—	—
Banks	85,174,573	—	—
Beverages	9,956,200	—	—
Biotechnology	4,547,670	—	—
Building Products	373,320	—	—
Capital Markets	15,521,668	—	—
Chemicals	29,834,029	—	—

PGIM QMA Mid-Cap Value Fund
Schedule of Investments
as of July 31, 2018 (unaudited) (continued)
	Level 1	Level 2	Level 3
Investments in Securities (continued)
Common Stocks (continued)
Commercial Services & Supplies	$ 342,314	$—	$—
Construction & Engineering	8,012,987	—	—
Consumer Finance	41,347,734	—	—
Containers & Packaging	21,371,146	—	—
Diversified Financial Services	656,760	—	—
Diversified Telecommunication Services	11,479,732	—	—
Electric Utilities	42,071,892	—	—
Electrical Equipment	9,512,842	—	—
Electronic Equipment, Instruments & Components	2,433,888	—	—
Energy Equipment & Services	893,920	—	—
Equity Real Estate Investment Trusts (REITs)	78,419,468	—	—
Food & Staples Retailing	6,733,800	—	—
Food Products	18,463,348	—	—
Gas Utilities	4,556,552	—	—
Health Care Providers & Services	27,898,864	—	—
Hotels, Restaurants & Leisure	24,608,468	—	—
Household Durables	28,846,760	—	—
Independent Power & Renewable Electricity Producers	14,134,357	—	—
Insurance	74,850,499	—	—
Internet & Direct Marketing Retail	6,192,434	—	—
IT Services	354,816	—	—
Machinery	25,746,402	—	—
Media	29,331,835	—	—
Metals & Mining	32,134,408	—	—
Mortgage Real Estate Investment Trusts (REITs)	38,280,382	—	—
Multiline Retail	13,193,508	—	—
Multi-Utilities	11,511,836	—	—
Oil, Gas & Consumable Fuels	37,713,745	—	—
Paper & Forest Products	7,097,984	—	—
Personal Products	899,462	—	—
Pharmaceuticals	11,274,903	—	—
Real Estate Management & Development	10,793,219	—	—
Road & Rail	8,974,342	—	—
Semiconductors & Semiconductor Equipment	9,883,656	—	—
Specialty Retail	33,269,516	—	—
Technology Hardware, Storage & Peripherals	10,438,320	—	—
Textiles, Apparel & Luxury Goods	6,312,658	—	—
Trading Companies & Distributors	10,660,500	—	—
Transportation Infrastructure	440,477	—	—

Exchange Traded Fund	1,960,812	—	—
Affiliated Mutual Funds	46,646,160	—	—
Total	$966,972,576	$—	$—
During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

Glossary:
The following abbreviations are used in the quarterly schedule of portfolio holdings:
144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
ADR—American Depositary Receipt
CVT—Convertible Security
ETF—Exchange Traded Fund
REITs—Real Estate Investment Trusts
UTS—Unit Trust Security

Effective June 11, 2018, the Funds’ names were changed by replacing “Prudential” with “PGIM”.
Notes to Schedules of Investments (unaudited)
Securities Valuation: Each Fund holds securities and other assets and liabilities that are fair valued at the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Directors (the “Board”) has adopted valuation procedures for security valuation under which fair valuation responsibilities have been delegated to PGIM Investments LLC (“PGIM Investments” or “the Manager”). Pursuant to the Board’s delegation, a Valuation Committee has been established as two persons, being one or more officers of each Fund, including: each Fund’s Treasurer (or the Treasurer’s direct reports); and each Fund’s Chief or Deputy Chief Compliance Officer (or Vice-President-level direct reports of the Chief or Deputy Chief Compliance Officer). Under the current valuation procedures, the Valuation Committee of the Board is responsible for supervising the valuation of portfolio securities and other assets and liabilities. The valuation procedures permit the Funds to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly scheduled quarterly meeting.
For the fiscal reporting period-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur when the NYSE is closed (including weekends and holidays). Because such foreign securities trade in markets that are open on weekends and U.S. holidays, the values of some of the Fund’s foreign investments may change on days when investors cannot purchase or redeem Fund shares.
Various inputs determine how each Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments.
Common and preferred stocks, exchange-traded funds, and derivative instruments, such as futures or options, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy. In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.
Foreign equities traded on foreign securities exchanges are generally valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy. The models generate an evaluated adjustment factor for each security, which is applied to the local closing price to adjust it for post closing market movements. Utilizing that evaluated adjustment factor, the vendor provides an evaluated price for each security. If the vendor does not provide an evaluated price, securities are valued in accordance with exchange-traded common and preferred stock valuation policies discussed above.
Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.
Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.
When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the Manager regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.
Each Fund may invest up to 15% of its net assets in illiquid securities, including those that are restricted as to disposition under securities law (“restricted securities”). Restricted securities are valued pursuant to the valuation procedures noted above.

Each Fund may invest their overnight sweep cash in the PGIM Core Ultra Short Bond Fund and their securities lending cash collateral in the PGIM Institutional Money Market Fund, each a series of the Prudential Investment Portfolios 2, registered under the Investment Company Act of 1940, as amended, and managed by PGIM Investments.
Other information regarding the Funds is available in the Funds’ most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov)

Item 2.	Controls and Procedures

(a)

It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)

There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3.	Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Prudential Investment Portfolios, Inc. 10

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date    September 17, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date    September 17, 2018

By (Signature and Title)*	/s/ Brian D. Nee
Brian D. Nee
Treasurer and Principal Financial and Accounting Officer

Date    September 17, 2018

*  Print the name and title of each signing officer under his or her signature.